DEBT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 item	Sep. 30, 2014
Debt Instruments
Notes Payable	$ 14,917,991	25,027,877
Less current maturities	(8,434,879)	(10,615,279)	(9,214,619)
Notes payable, Noncurrent	6,483,112	14,412,598	6,312,379
Annual maturities of notes payable
2014	8,434,879
2015	4,814,389
2016	1,540,360
2017	128,363
Total	14,917,991	25,027,877
Revolving credit facility
Debt Instruments
Maximum borrowing capacity	5,000,000
Line of credit facility, base rate	prime rate
Debt instrument stated rate (as a percent)	5.00%
Borrowings outstanding	0
Notes payable to commercial banks
Debt Instruments
Notes Payable	14,416,225	24,553,291
Annual maturities of notes payable
Total	14,416,225	24,553,291
Notes payable with interest rate between 3.50% and 4.60%
Debt Instruments
Number of notes payable	4	4
Minimum interest rate (as a percent)	3.50%	3.50%
Maximum interest rate (as a percent)	4.60%	4.60%
Notes payable with interest rate between 3.50% and 4.60% | Minimum
Debt Instruments
Monthly principal installments	128,363	128,363
Notes payable with interest rate between 3.50% and 4.60% | Maximum
Debt Instruments
Monthly principal installments	215,863	215,863
Notes Payable to finance companies for insurance notes
Debt Instruments
Notes Payable	501,766	474,586
Annual maturities of notes payable
Total	501,766	474,586
Notes payable with interest rate between 4.00% and 4.95%
Debt Instruments
Number of notes payable	2	2
Minimum interest rate (as a percent)	4.00%	4.00%
Maximum interest rate (as a percent)	4.95%	4.95%
Notes payable with interest rate between 4.00% and 4.95% | Minimum
Debt Instruments
Monthly principal installments	18,831	18,831
Notes payable with interest rate between 4.00% and 4.95% | Maximum
Debt Instruments
Monthly principal installments	$ 329,823	329,823